Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer M [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage	65.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		16.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		100.00%	25.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage			33.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage			11.00%
Customer Concentration Risk [Member] | Customer H [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage			17.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage			63.00%
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		20.00%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage			23.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer J [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer L [Member] | Revenue Benchmark [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier K [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage	10.00%	13.00%
Supplier Concentration Risk [Member] | Supplier K [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier L [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage	52.00%
Supplier Concentration Risk [Member] | Supplier L [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		76.00%
Supplier Concentration Risk [Member] | Supplier I [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier I [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage	83.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		12.00%	12.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		15.00%	41.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		34.00%	56.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage			12.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage			50.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier H [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier J [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage		11.00%
Supplier Concentration Risk [Member] | Supplier J [Member] | Accounts Payable [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Customer E [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Customer F [Member] | Purchases [Member]
Schedule of Information About the Group’s Concentration of Customers [Line Items]
Concentration risk, percentage